Leases - Schedule of Operating lease Right -of-Use Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Operating Lease, Liability [Abstract]
Right-of-use assets	$ 255	$ 61
Lease liabilities, current	103	56
Lease liabilities, non-current	176	5
Total operating lease liabilities	$ 279	$ 61